Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee benefits expense:
Wages, salaries and redundancies	$ 3,653,000	$ 3,392,000	$ 3,324,000
Employee share awards	123,313	106,214	140,445
Social security costs	4,000	3,000	2,000
Pension and other post-retirement obligations	292,000	273,000	221,000
Less employee benefits expense classified as exploration and evaluation expenditure	(82,000)	(79,000)	(82,000)
Changes in inventories of finished goods and work in progress	(142,000)	(743,000)	287,000
Raw materials and consumables used	4,389,000	3,830,000	3,985,000
Freight and transportation	2,294,000	1,786,000	1,648,000
External services	5,217,000	4,341,000	4,370,000
Third party commodity purchases	1,452,000	1,151,000	994,000
Net foreign exchange (gains)/losses	(93,000)	103,000	(153,000)
Government royalties paid and payable	2,168,000	1,986,000	1,349,000
Exploration and evaluation expenditure incurred and expensed in the current period	641,000	610,000	419,000
Depreciation and amortisation expense	6,288,000	6,184,000	6,210,000
Net impairments:
Property, plant and equipment	838,000	160,000
Goodwill and other intangible assets	2,353,000	33,000
Available for sale financial assets	1,000
Operating lease rentals	421,000	391,000	372,000
All other operating expenses	1,078,000	989,000	819,000
Total expenses	28,036,000	24,515,000	24,091,000
Losses/(Gains) on disposal of property, plant and equipment	10,000	(286,000)	20,000
Other income	(257,000)	(376,000)	(452,000)
Total other income	(247,000)	(662,000)	(432,000)
Continuing operations [member]
Net impairments:
Property, plant and equipment	318,000	160,000	170,000
Goodwill and other intangible assets	$ 14,000	$ 33,000	$ 16,000